UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Item 1: Report to Shareholders

Prime Reserve Fund	May 31, 2009

The views and opinions in this report were current as of May 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The turmoil that gripped the financial markets last fall began to ease over the past six months, even as the economy continued into its deepest recession in decades. Nevertheless, yields on U.S. Treasury bills and other money market securities fell to multi-decade lows during the period as the Federal Reserve reduced its fed funds target rate to an all-time low at the end of 2008. The Prime Reserve Fund recorded very modest returns in the 6- and 12-month periods ended May 31, 2009, although it once again outperformed the majority of its peers.

Your fund returned 0.30% in the second half of its fiscal year and 1.47% for the 12-month period ended May 31, 2009. As shown in the Performance Comparison table, the fund surpassed its Lipper peer group average in both periods.

The fund’s longer-term performance relative to its peers is favorable. Lipper ranked the fund in the top 20% of the Lipper money market funds universe for the 1-, 3-, 5-, and 10-year periods ended May 31, 2009. (Based on cumulative total return, Lipper ranked the Prime Reserve Fund 55 out of 308, 54 out of 286, 50 out of 269, and 39 out of 197 money market instrument funds for the 1-, 3-, 5-, and 10-year periods ended May 31, 2009, respectively. Results will vary for other time periods. Source: Lipper Inc. Past performance cannot guarantee future results.)

ECONOMY AND INTEREST RATES

The U.S. economy is currently in one of the longest and deepest recessions since the Great Depression. The economy shrank at an annualized rate of more than 5% in the fourth quarter of 2008 and in the first quarter of 2009. Consumer spending, stock prices, and home values have declined; national unemployment increased to 9.4% by the end of our reporting period; and weakened financial institutions have significantly curtailed lending to preserve capital and avoid additional loan-related losses. While the economy appears to be in the process of bottoming, we anticipate economic weakness will persist for at least a few more months.

As shown in the Interest Rate Levels graph, Treasury bill yields plunged over the last year as the economy weakened significantly and the credit crunch prompted investors to seek the safety of securities backed by the full faith and credit of the U.S. government. The Federal Reserve, which started reducing the fed funds target rate in the latter half of 2007, reduced the target to an all-time low range of 0.00% to 0.25% by the end of 2008. In addition, the Fed is now engaged in a policy of “quantitative easing,” whereby it is purchasing Treasuries and mortgage-backed securities in an attempt to keep long-term interest rates low and thus help support the mortgage market.

PORTFOLIO REVIEW

With the credit crisis and economic slowdown as a backdrop, the past six months have presented serious challenges to the money markets. In the fourth quarter of 2008, with the economy slowing and credit problems seemingly unfolding almost daily, markets were in a state of extreme duress. The Federal Reserve and the U.S. Treasury responded with extraordinary and massive measures in an attempt to stem the economic decline and restore market liquidity. At first, their efforts did little to calm investor fears. At the end of 2008, there were massive investor cash flows to money market funds, particularly Treasury money funds, where yields fell to extremely low levels. Investors seeking safety over income drove some Treasury bill rates to 0% as the year ended. In the first few months of 2009, market-support measures gained traction, liquidity improved, and, along with greater credit clarity, investor fears ebbed somewhat. Slowly, some measure of stability has returned to the money markets.

With the money market slowly healing itself, near-record levels of assets remain invested in money funds. Meanwhile, new issuance in the form of commercial paper and certificates of deposit (CDs) continues to fall. With credit risks slowly abating, these forces are combining to drive all money market yields toward the 0.00% to 0.25% fed funds target rate range. This is evidenced by the fall in T-bill rates, where the one-year bill yield has fallen 46 basis points in the past six months to 0.47%. (One hundred basis points equal 1.00%, or one percentage point.) Agency discount notes—now viewed as substitutes for Treasury bills—followed suit and now trade at virtually the same yield as Treasuries. High-quality commercial paper remains in strong demand, as do CDs from banks that have avoided the credit problems gripping the market. As one indication of demand, the 90-day LIBOR—a taxable money market benchmark—has fallen 155 basis points in the past six months to 0.66%. Higher-quality issuers are able to find buyers with even lower yields.

Extremely low money market yields are one sign that the Federal Reserve’s stimulative monetary and quantitative easing programs are having an impact. A narrowing of spreads (the yield differences) between the fed funds target rate and the LIBOR is an indication that credit confidence is growing. Low money market yields are one of the results of this aggressive Fed policy.

Besides a narrowing of credit spreads, we see other signs of stability returning to the money markets. For example, in recent months we have seen new issuance of asset-backed debt—a form of financing last seen in 2007. Banks are seeking and receiving longer-term financing in the CD market at much lower levels than would have been possible in previous months. Despite such signs, investors remain highly defensive and continue to show a preference for Treasury and agency-backed debt. With yields falling, we have selectively looked for opportunities to extend the fund’s weighted average maturity in order to lock in the higher yields offered on longer-dated maturities by only those issuers we deem of highest quality.

OUTLOOK

While tentative signs of economic recovery have begun to appear, we do not believe the Federal Reserve will reverse its policies of monetary and quantitative easing while the unemployment rate continues to rise. We expect all money market rates to remain closely anchored to the fed funds target rate through much of the remainder of 2009. With this in mind, we will continue to invest your fund’s assets with the goals of safety, quality, and liquidity as paramount while seeking to maintain a level of income commensurate with those goals.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

June 11, 2009

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance that the fund will avoid principal losses if portfolio holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market fund’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

LIBOR: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper average: Consists of all the mutual funds in a particular category as tracked by Lipper Inc.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 1.5%		
CNH Equipment Trust Series 2009-A, Class A1 1.736%, 4/15/10	7,199	7,199
CNH Equipment Trust Series 2009-B, Class A1 1.352%, 6/4/10	28,000	28,000
Harley Davidson Motorcycle Trust Series 2009-1, Class A1 1.489%, 5/15/10	15,000	15,000
Honda Auto Receivables Owner Trust Series 2009-2, Class A1 1.318%, 5/17/10	28,000	28,000
World Omni Auto Receivables Trust Series 2009-A, Class A1 1.622%, 4/15/10	20,490	20,490
Total Asset Backed Securities (Cost $98,689)		98,689
BANK NOTE 0.4%		
KBC Bank, FRN, 1.681%, 6/12/09	24,750	24,750
Total Bank Note (Cost $24,750)		24,750
BANKERS' ACCEPTANCES 0.4%		
Bank of America, 0.58%, 8/24/09	20,000	19,973
Bank of America, 0.78%, 8/10/09	8,802	8,789
Total Bankers' Acceptances (Cost $28,762)		28,762
CERTIFICATES OF DEPOSIT 23.2%		
Domestic 1.0% (1)		
Bank of America, 0.80%, 6/3/09	25,000	25,001
Credit Suisse New York, 1.25%, 9/21/09	40,000	40,000
		65,001

Eurodollar 4.9% (2)

Australia & New Zealand Banking Group, 0.60%, 7/16/09	50,000	50,000
Bank of Montreal, 0.55%, 7/24/09	50,000	50,000
BNP Paribas, 1.05%, 6/8/09	50,000	50,000
BNP Paribas, 1.155%, 7/17/09	63,000	63,000
Commonwealth Bank of Australia, 0.80%, 2/19/10	30,000	30,000
HSBC Bank, 0.98%, 11/5/09	25,000	25,001
HSBC Bank, 1.47%, 9/21/09	33,000	33,001
Intesa Sanpaolo, 0.32%, 6/15/09	20,000	20,000
		321,002

Yankee 17.3% (3)

Abbey National Treasury, 1.05%, 5/24/10	50,000	50,000
Abbey National Treasury, 1.13%, 5/28/10	25,000	25,003
Abbey National Treasury, FRN, 1.482%, 6/30/09	34,750	34,750
Allied Irish Banks, FRN, 1.436%, 8/5/09	27,750	27,750
Allied Irish Banks, FRN, 1.721%, 6/12/09	24,750	24,750
Banco Bilbao Vizcaya, 1.07%, 10/30/09	40,000	40,002
Banco Bilbao Vizcaya, 1.455%, 10/5/09	25,000	25,000
Banco Bilbao Vizcaya, 1.46%, 4/30/10	35,000	35,003
Bank of Ireland, FRN, 1.699%, 6/19/09	29,600	29,600
Bank of Nova Scotia, 0.40%, 8/6/09	20,000	20,000
Bank of Nova Scotia, 0.59%, 7/6/09	10,000	10,000
Bank of Scotland, FRN, 1.173%, 8/21/09	37,000	37,000
Bank of Tokyo-Mitsubishi, 0.45%, 9/2/09	20,000	20,000
Bank of Tokyo-Mitsubishi, 1.00%, 6/8/09	50,000	50,000
Bank of Tokyo-Mitsubishi, 1.10%, 6/12/09	18,000	18,000
Barclays Bank, 1.35%, 6/9/09	25,000	25,000
Barclays Bank, 2.22%, 6/18/09	49,500	49,500
Barclays Bank, FRN, 1.781%, 6/12/09	8,000	8,001

Deutsche Bank, 0.51%, 8/4/09	25,000	25,000
Deutsche Bank, 0.62%, 7/14/09	50,000	50,000
DnB NOR Bank, 1.68%, 9/4/09	50,000	50,000
Fortis Bank, 3.30%, 9/10/09	36,000	36,000
Intesa Sanpaolo, 1.07%, 5/21/10	25,000	25,000
National Bank of Canada, 0.55%, 6/30/09	50,000	50,000
National Bank of Canada, 0.55%, 7/22/09	15,000	15,000
Nordea Bank Finland, 1.14%, 5/20/10	28,000	28,003
Nordea Bank Finland, 1.78%, 5/3/10	35,000	35,000
Rabobank Nederland, 0.86%, 10/23/09	25,000	25,001
Royal Bank of Canada, 0.60%, 6/11/09	50,000	50,000
Royal Bank of Scotland, 0.98%, 8/5/09	50,000	50,000
San Paolo IMI S.p.A., 1.64%, 4/30/10	40,000	40,000
San Paolo IMI S.p.A., 3.67%, 6/11/09	6,000	6,004
Societe Generale, 0.55%, 8/13/09	25,000	25,000
Sumitomo Mitsui Banking, 0.50%, 8/20/09	20,000	20,000
Sumitomo Mitsui Banking, 0.91%, 7/15/09	12,000	12,000
Sumitomo Mitsui Banking, 0.92%, 7/15/09	50,000	50,000
		1,121,367
Total Certificates of Deposit (Cost $1,507,370)		1,507,370

COMMERCIAL PAPER 49.9%

4(2) 41.0% (4)

Alpine Securitization, 0.24%, 6/16/09	25,000	24,997
Alpine Securitization, 0.25%, 6/11/09	25,000	24,998
Alpine Securitization, 0.55%, 7/6/09	50,000	49,973
ASB Finance, 1.03%, 8/18/09	50,000	49,888
Bank of Ireland, 0.45%, 6/4/09	38,000	37,999
Bryant Park Funding, 0.32%, 6/9/09	82,500	82,494
Bryant Park Funding, 0.35%, 8/17/09	5,000	4,996

Bryant Park Funding, 0.42%, 8/3/09	40,000	39,971
Cafco, 0.35%, 8/20/09	25,000	24,981
Cafco, 0.40%, 8/20/09	38,000	37,966
Cafco, 0.55%, 8/20/09	38,000	37,954
Cafco, 0.65%, 8/11/09	25,000	24,968
Chariot Funding, 0.23%, 6/17/09	10,000	9,999
Chariot Funding, 0.25%, 6/1/09	45,975	45,975
Chariot Funding, 0.32%, 7/8/09	13,000	12,996
Chariot Funding, 0.35%, 8/17/09	15,000	14,989
Chariot Funding, 0.45%, 7/6/09	11,765	11,760
Ciesco, 0.37%, 8/19/09	25,000	24,980
Ciesco, 0.45%, 8/17/09	75,000	74,928
Ciesco, 0.65%, 8/11/09	25,000	24,968
Citibank Credit Card Issuance Trust, 0.40%, 6/5/09	2,000	2,000
Citibank Credit Card Issuance Trust, 0.60%, 8/3/09	20,000	19,979
Citibank Credit Card Issuance Trust, 0.67%, 8/3/09	57,400	57,333
Citibank Credit Card Issuance Trust, 0.75%, 8/3/09	50,000	49,934
CME Group, 0.40%, 7/13/09	15,000	14,993
CRC Funding, 0.37%, 8/21/09	35,000	34,971
CRC Funding, 0.38%, 8/17/09	10,000	9,992
CRC Funding, 0.48%, 8/11/09	79,000	78,925
Danske, 0.70%, 7/16/09	36,000	35,968
E ON AG, 0.35%, 6/11/09	11,500	11,499
E.ON AG, 0.95%, 7/29/09	10,000	9,985
E.ON AG, 1.05%, 7/7/09	27,500	27,471
Fairway Finance, 0.35%, 6/10/09	22,000	21,998
Falcon Asset Securitization, 0.25%, 6/5/09	20,000	19,999
Falcon Asset Securitization, 0.30%, 7/13/09	17,000	16,994
Falcon Asset Securitization, 0.32%, 7/7/09	45,000	44,986
Falcon Asset Securitization, 0.32%, 7/8/09	9,500	9,497

Falcon Asset Securitization, 0.35%, 8/13/09	35,000	34,975
GDF Suez, 0.33%, 8/17/09	13,000	12,991
GDF Suez, 0.37%, 6/22/09	45,975	45,965
Jupiter Securitization, 0.32%, 7/1/09	25,000	24,993
Jupiter Securitization, 0.35%, 6/18/09	13,000	12,998
Jupiter Securitization, 0.35%, 8/3/09	20,000	19,988
Jupiter Securitization, 0.40%, 6/5/09	200	200
KfW International Finance, 0.30%, 8/6/09	20,000	19,989
MassMutual Life Insurance, 0.33%, 6/8/09	11,500	11,499
MassMutual Life Insurance, 0.33%, 6/11/09	10,000	9,999
MassMutual Life Insurance, 0.33%, 6/12/09	33,000	32,997
MassMutual Life Insurance, 0.33%, 6/17/09	7,000	6,999
MassMutual Life Insurance, 0.33%, 6/18/09	20,000	19,997
MetLife, 0.90%, 6/15/09	38,000	37,987
MetLife, 1.25%, 8/3/09	38,000	37,917
National Australia Funding, 0.46%, 7/20/09	33,000	32,979
National Australia Funding, 0.48%, 7/20/09	37,400	37,376
New York Life Capital, 0.31%, 6/17/09	15,000	14,998
New York Life Capital, 0.35%, 6/16/09	24,733	24,729
New York Life Capital, 0.35%, 7/8/09	18,000	17,994
New York Life Capital, 0.45%, 6/19/09	28,000	27,994
Old Line Funding, 0.35%, 8/18/09	6,000	5,995
Old Line Funding, 0.37%, 9/15/09	9,000	8,990
Old Line Funding, 0.45%, 7/13/09	29,000	28,985
Old Line Funding, 0.45%, 8/3/09	25,000	24,980
Old Line Funding, 0.60%, 7/15/09	4,000	3,997
Old Line Funding, 0.65%, 6/2/09	10,000	10,000
Old Line Funding, 0.65%, 6/3/09	29,651	29,650
Old Line Funding, 0.65%, 6/5/09	8,500	8,499
Park Avenue Receivables, 0.32%, 7/10/09	31,800	31,789

Park Avenue Receivables, 0.35%, 8/19/09	25,000	24,981
Ranger Funding, 0.35%, 8/12/09	49,000	48,966
Straight-A Funding, 0.39%, 8/17/09	14,000	13,988
Straight-A Funding, 0.39%, 8/24/09	50,000	49,954
Straight-A Funding, 0.39%, 8/24/09	50,000	49,954
Straight-A Funding, 0.39%, 8/25/09	26,000	25,976
Straight-A Funding, 0.43%, 8/10/09	8,000	7,993
Straight-A Funding, 0.43%, 8/14/09	22,500	22,480
Straight-A Funding, 0.50%, 8/5/09	40,000	39,964
Syngenta Wilmington, 0.55%, 7/16/09	50,000	49,966
Thunder Bay Funding, 0.22%, 6/16/09	15,000	14,999
Thunder Bay Funding, 0.27%, 7/8/09	10,000	9,997
Thunder Bay Funding, 0.33%, 8/17/09	30,000	29,979
Toronto-Dominion Bank, 0.45%, 7/13/09	16,000	15,992
Toronto-Dominion Bank, 0.62%, 10/21/09	25,000	24,939
Toronto-Dominion Bank, 1.00%, 9/17/09	50,000	49,850
Toronto-Dominion Bank,1.00%, 9/28/09	15,000	14,950
Tulip Funding, 0.25%, 6/17/09	72,028	72,020
Tulip Funding, 0.33%, 6/18/09	57,000	56,991
Tulip Funding, 0.35%, 6/5/09	20,000	19,999
Variable Funding Capital, 0.45%, 7/14/09	38,500	38,479
Variable Funding Capital, 0.45%, 7/27/09	33,000	32,977
Variable Funding Capital, 0.23%, 6/22/09	10,012	10,011
Variable Funding Capital, 0.30%, 6/3/09	29,000	29,000
Westpac Banking, 0.63%, 8/6/09	30,000	29,965
Westpac Banking, 0.66%, 6/10/09	34,300	34,294
Westpac Securities, FRN, 1.521%, 6/5/09	24,000	24,000
Yorktown Capital, 0.38%, 9/8/09	35,000	34,963
Yorktown Capital, 0.40%, 8/24/09	20,124	20,105
		2,664,485

Vanderbilt University, 1.00%, 6/4/09	5,000	5,000
		576,238
Total Commercial Paper (Cost $3,240,723)		3,240,723

MEDIUM-TERM NOTES 10.0%

American Honda Finance, FRN, 0.811%, 8/26/09 (5)	39,750	39,750
American Honda Finance, FRN, 1.459%, 9/18/09 (5)	3,000	3,000
Bear Stearns, FRN, 0.843%, 8/21/09	30,750	30,729
Bear Stearns, FRN, 1.392%, 7/16/09	23,715	23,712
BellSouth, VR, 4.95%, 4/26/21 (5)	32,000	32,699
GE Capital, FRN, 0.774%, 8/31/09	19,750	19,750
Goldman Sachs, 1.00%, 9/14/09 (10)	75,000	75,000
IBM International Group Capital, FRN, 1.394%, 7/29/09	58,500	58,504
ING Bank, FRN, 1.666%, 6/17/09 (5)	13,250	13,250
ING USA Global Funding, FRN, 1.749%, 8/19/09	24,400	24,398
International Bank for Reconstruction & Development, FRN 0.989%, 2/1/10	49,500	49,500
Nationwide Life Global Funding, FRN, 1.684%, 9/9/09 (5)	34,750	34,750
Natural Australia Bank, FRN, 0.901%, 8/19/09	2,500	2,500
Paccar Financial, FRN, 1.304%, 6/3/09	26,750	26,750
Pricoa Global Funding I, FRN, 1.592%, 9/25/09 (5)	35,000	35,000
Procter & Gamble, FRN, 1.176%, 7/6/09 (5)	28,750	28,751
Procter & Gamble International Funding, FRN, 0.996%, 5/7/10	10,000	10,000
Procter & Gamble International Funding, FRN, 1.224%, 2/8/10	12,500	12,500
Roche Holdings, FRN, 1.661%, 2/25/10 (5)	13,000	13,000
Royal Bank of Scotland, FRN, 0.988%, 2/12/10 (10)	25,000	25,000
Royal Bank of Scotland, FRN, 1.561%, 7/7/09 (5)	14,000	14,000
Target, FRN, 1.111%, 8/7/09	15,000	14,997
Toyota Motor Credit, FRN, 0.368%, 6/8/09	49,700	49,700

Wal-Mart Stores, 6.875%, 8/10/09	9,795	9,914
Total Medium-Term Notes (Cost $647,154)		647,154

MUNICIPAL SECURITIES 12.0%

Baltimore, Parking, VRDN, 1.00%, 7/1/32	8,670	8,670
California HFA, Healthcare West, VRDN, 0.20%, 7/1/35	12,920	12,920
California Infrastructure & Economic Dev. Bank, Colburn School VRDN, 0.50%, 8/1/37	5,000	5,000
California Infrastructure & Economic Dev. Bank, J. Paul Getty Trust, TECP, 0.50%, 6/4/09	3,000	3,000
California Infrastructure & Economic Dev. Bank, Orange County Performing Arts Center, VRDN, 0.50%, 7/1/34	11,000	11,000
Capital Region Airport Commission, VRDN, 0.30%, 6/1/35	10,835	10,835
Catholic Health Initiatives, TECP, 0.80%, 8/13/09	5,000	5,000
Catholic Health Initiatives, TECP, 0.95%, 11/19/09	39,500	39,500
Catholic Health Initiatives, TECP, 2.40%, 8/3/09	10,000	10,000
Catholic Health Initiatives, TECP, 2.50%, 9/15/09	29,500	29,500
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.90%, 10/1/32	5,115	5,115
Colorado Housing Fin. Auth., Single Family, VRDN 0.90%, 11/1/36	16,185	16,185
Colorado Housing Fin. Auth., Single Family, VRDN 1.90%, 5/1/35	10,000	10,000
Contra Costa Water Dist., TECP, 0.65%, 7/7/09	6,000	6,000
Dormitory Auth. of the State of New York, Personal Income Tax VRDN, 0.38%, 3/15/26	2,000	2,000
Georgia Housing & Fin. Auth., Single Family, VRDN 0.46%, 12/1/36 (5)(8)	7,500	7,500
Guilford County, GO, VRDN, 0.35%, 3/1/25	46,890	46,890
Harris County, GO, TECP, 0.35%, 6/2/09	9,175	9,175
Harris County Health Fac. Dev. Corp., Methodist Hosp., VRDN 0.25%, 12/1/39 (7)	21,650	21,650
Harris County Health Fac. Dev. Corp., Methodist Hosp., VRDN 0.25%, 12/1/39 (7)	26,600	26,600

Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.33%, 10/1/29	17,000	17,000
Illinois Fin. Auth., OSF Healthcare, VRDN, 0.20%, 11/15/37	5,000	5,000
Illinois Fin. Auth., OSF Healthcare, VRDN, 0.21%, 11/15/37	5,000	5,000
JPMorgan Chase, Northwestern Univ., VRDN, 0.32%, 6/1/14	6,200	6,200
Louisiana Public Fac. Auth., Christus Health, VRDN 0.27%, 7/1/31	2,000	2,000
Maryland CDA, Residential, VRDN, 0.47%, 9/1/35 (8)	6,000	6,000
Maryland CDA, Residential, VRDN, 0.47%, 9/1/40 (8)	8,000	8,000
Maryland HHEFA, Health Pool 85A&B, VRDN, 0.25%, 4/1/35	7,700	7,700
Maryland HHEFA, Johns Hopkins Hosp., TECP, 1.00%, 6/3/09	9,000	9,000
Massachusetts HEFA, Harvard Univ., VRDN, 0.40%, 7/1/29	7,800	7,800
Miami-Dade County IDA, South Florida, Dolphin Stadium, VRDN 1.05%, 7/1/31	21,120	21,120
Minnesota Housing Fin. Agency, Single Family, VRDN 0.60%, 7/1/38	10,980	10,980
Mississippi, VRDN, GO, 2.00%, 11/1/28	9,550	9,550
Missouri HEFA, SSM Healthcare, VRDN, 0.30%, 6/1/33	5,000	5,000
Missouri HEFA, Washington Univ., VRDN, 0.28%, 9/1/30	32,000	32,000
Montgomery County, GO, TECP, 1.80%, 6/9/09	41,000	41,000
Montgomery County, GO, TECP, 2.00%, 7/2/09	19,000	19,000
Municipal Electric Auth. of Georgia, BAN, 2.25%, 6/21/10	7,810	7,838
New Mexico Fin. Auth., VRDN, 0.50%, 12/15/26	42,050	42,050
Newport Beach, Hoag Memorial Hosp. Presbyterian, VRDN 0.20%, 12/1/40	13,000	13,000
New York City Housing Dev. Corp., 201 Pearl Street, VRDN 0.45%, 10/15/41	8,700	8,700
New York Housing Fin. Agency, River Place II, 600 West 42nd Street, VRDN 1.10%, 11/1/41	35,500	35,500
New York Housing Fin. Agency, River Terrace Associates, VRDN 0.45%, 5/15/34	6,200	6,200
Providence Health & Services, TECP, 1.15%, 8/18/09	14,000	14,000
Providence Health & Services, TECP, 1.15%, 10/5/09	10,500	10,500

Providence Health & Services, TECP, 1.15%, 10/5/09	17,000	17,000
Providence Health & Services, TECP, 1.15%, 10/13/09	14,000	14,000
Providence Health & Services, TECP, 1.35%, 6/1/09	5,500	5,500
Providence Health & Services, TECP, 1.40%, 6/3/09	4,500	4,500
Salt River Project Agriculture Improvement & Power Dist., TECP 0.70%, 9/1/09	4,500	4,500
Salt River Project Agriculture Improvement & Power Dist., TECP 0.70%, 9/14/09	13,000	13,000
Southern Ute Indian Tribe, VRDN, 5.00%, 1/1/27	13,000	13,000
Tarrant County Cultural Ed. Fac. Fin. Corp., Christus Health VRDN, 0.35%, 7/1/47	13,500	13,500
Tennessee, GO, TECP, 0.90%, 6/8/09	4,500	4,500
Texas, Veterans Housing, VRDN, 4.50%, 12/1/23	7,505	7,505
Univ. of North Carolina Board of Governors, Chapel Hill, TECP 1.35%, 6/8/09	5,900	5,900
Univ. of South Florida Fin. Corp., VRDN, 0.30%, 7/1/35 (6)	12,000	12,000
Washington County, LSN/TLS Obligated Group, VRDN 0.29%, 1/1/33	5,115	5,115
Wisconsin Housing & Economic Dev., Multi-Family, VRDN 0.50%, 5/1/30	16,515	16,515
Wisconsin Housing & Economic Dev., Single Family, VRDN 0.60%, 3/1/28	5,330	5,330
Total Municipal Securities (Cost $778,543)		778,543

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0% (9)

Federal Home Loan Bank, 0.95%, 3/26/10	30,000	29,985
Federal Home Loan Bank, 1.05%, 2/23/10	25,000	24,982
Federal Home Loan Bank, 1.05%, 3/5/10	16,400	16,392
Federal Home Loan Bank, FRN, 1.293%, 9/10/09	27,750	27,750
Federal Home Loan Bank, FRN, 1.293%, 9/10/09	28,000	28,000
Total U.S. Government Agency Obligations (Cost $127,109)		127,109

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncements On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

On December 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. The fund’s investments are summarized by level, based on the inputs used to determine their values. On May 31, 2009, all of the fund’s investments were classified as Level 2.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Distributions during the years ended May 31, 2009 and May 31, 2008, totaled $94,689,000 and $240,925,000, respectively, and were characterized as ordinary income for tax purposes. At May 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2009, unused capital loss carryforwards expire as follows: $10,000 in fiscal 2013, $13,000 in fiscal 2014, $7,000 in fiscal 2015, $1,000 in fiscal 2016, and $8,561,000 in fiscal 2017.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2009, the effective annual group fee rate was 0.31%.

Price Associates may voluntarily waive all or a portion of its management fee to the extent necessary for the fund to maintain a net yield of 0.00% on any day that a dividend is declared. Any amounts waived under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary waiver at any time without prior notice.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended May 31, 2009, expenses incurred pursuant to these service agreements were $132,000 for Price Associates, $6,734,000 for T. Rowe Price Services, Inc., and $2,706,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of May 31, 2009, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 111,187,276 shares of the fund, representing 2% of the fund’s net assets.

NOTE 6 -TREASURY’S TEMPORARY GUARANTEE PROGRAM

The fund’s Board of Directors has approved participation in the Temporary Guarantee Program for Money Market Funds (the program), established by the U.S. Treasury Department, through September 18, 2009. Subject to certain conditions and limitations, the program guarantees that shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate.

In total, the fund paid $3,836,000, equal to 0.06% of the net asset value of the fund as of the close of business on September 19, 2008, to participate in the full 12-month term of the program that expires on September 18, 2009. The participation fees are borne by the fund and recognized in expenses ratably over the period of participation in the program.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
T. Rowe Price Prime Reserve Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Fund, Inc. (the “Fund”) at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2009

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper, an independent provider of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee and expense ratio were above the median for certain groups of comparable funds but at or below the median for other groups of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (2008 to present); Director, Vornado
1979	Real Estate Investment Trust (2004 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche
Bank North America (2004 to present); Director, Chairman of the
Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and manage-
(1943)	ment advisory firm (1995 to present)
2001

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Norfolk Southern (2008
2003	to present); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
1992	Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc. (1984
2009	to 2008)

*Each independent director oversees 125 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[125]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Vice President,
2004	Prime Reserve Fund
[39]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Prime Reserve Fund	Principal Occupation(s)

Steve Boothe, CFA (1977)	Vice President, T. Rowe Price
Vice President

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc., and
T. Rowe Price Trust Company

Alisa Fiumara-Yoch, CFA (1974)	Vice President, T. Rowe Price
Vice President

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Dylan Jones, CFA (1971)	Assistant Vice President, T. Rowe Price
Vice President

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price Investment
Vice President	Services, Inc., and T. Rowe Price Services, Inc.

Susan G. Troll, CPA (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

*Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,922,000 and $1,529,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 21, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 21, 2009